Investment Strategy - T. Rowe Price Government Money Fund, Inc.	Jul. 27, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund is a money market fund managed in compliance with Rule 2a-7 under the Investment Company Act of 1940. The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in government securities and repurchase agreements that are collateralized by government securities.

The fund intends to operate as a “government money market fund” in accordance with Rule 2a-7. “Government money market funds” are required to invest at least 99.5% of their total assets in cash, U.S. government securities, and/or repurchase agreements that are fully collateralized by government securities or cash. A government security is a security issued or guaranteed as to principal or interest by the U.S. government and its agencies or instrumentalities. A repurchase agreement is a contract under which the fund (buyer) purchases a security, usually a U.S. government or agency security, from a bank or well-established securities dealer (seller) that requires the seller to repurchase the securities from the fund at a specific price on a designated date (which is often the next business day).

The fund is managed to provide a stable share price of $1.00 by investing in only U.S. dollar-denominated money market securities. Money market securities are generally high-quality, short-term obligations issued by companies or governmental entities. The securities purchased by the fund are subject to the maturity, quality, diversification, liquidity, and overall risk-limiting conditions and other requirements of Rule 2a-7. The fund’s weighted average maturity will not exceed 60 calendar days, the fund’s weighted average life will not exceed 120 calendar days, and the fund will not purchase any security with a remaining maturity longer than 397 calendar days (unless otherwise permitted by Rule 2a-7, such as certain variable and floating rate instruments).

In selecting securities for the fund, the portfolio manager may examine relationships among yields of various types and maturities of government money market securities in the context of interest rate outlooks. The fund’s yield will fluctuate with changes in short-term interest rates.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in government securities and repurchase agreements that are collateralized by government securities.